Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts reclassified out of OCI
Total revenues	$ 35,481	$ 39,830	$ 41,848
Total cost of sales	21,694	24,506	25,728
SG&A expenses	5,574	6,067	6,094
Income from continuing operations before taxes	2,840	3,896	4,066
Tax	(788)	(1,202)	(1,122)
Net income	2,055	2,718	2,907
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Income from continuing operations before taxes	157	117	165
Tax	(40)	(21)	(43)
Net income	117	96	122
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	29	18	25
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	128	99	140
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Income from continuing operations before taxes	39	10	(54)
Tax	(9)	(1)	11
Net income	30	9	(43)
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Foreign exchange contracts
Amounts reclassified out of OCI
Total revenues	36	9	(52)
Total cost of sales	(11)	(8)	1
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Commodities
Amounts reclassified out of OCI
Total cost of sales	10	3	5
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Cash-settled call options
Amounts reclassified out of OCI
SG&A expenses	$ 4	$ 6	$ (8)